BALANCE SHEETS (Parentheticals) - $ / shares	Dec. 31, 2021	Dec. 31, 2020	Dec. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Common stock, shares outstanding	92,659			108,572	114,286
Class A Common Stock
Common stock, shares outstanding	18,769			20,000	20,000
Common Class B
Common stock, shares outstanding	73,890			88,572	94,286
CIK 001836707 SBEA Merger Sub LLC
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
CIK 001836707 SBEA Merger Sub LLC | Class A Common Stock
Common Stock subject to possible redemption	34,500,000	0
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	0	0
Common stock, shares outstanding	0	0
CIK 001836707 SBEA Merger Sub LLC | Common Class B
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	8,625,000	8,625,000
Common stock, shares outstanding	8,625,000	8,625,000